MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST          Two World Trade Center

LETTER TO THE SHAREHOLDERS January 31, 2000             New York, New York 10048

DEAR SHAREHOLDER:

Morgan Stanley Dean Witter Next Generation Trust, which commenced operations on November 26, 1999, aims to capitalize on the vast and growing demographic trend of consumption by Generation Y (individuals born after 1980). The Fund seeks long-term growth of capital by investing in companies of any asset size that manufacture or develop products or provide services which may be used by, or appeal to, children, teenagers or young adults. Technology (hardware, software, services and components), the retail sector (both traditional and internet), consumer goods and services (media, leisure products, apparel) and consumer products (food, beverage and personal care) all figure prominently in the Fund's portfolio.

PERFORMANCE

In the period from inception to January 31, 2000, Morgan Stanley Dean Witter Next Generation Trust's Class A, B, C and D shares posted total returns of
-3.92 percent, -4.09 percent, -4.09 percent and -3.90 percent, respectively. For the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned -1.28 percent. The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. The performance of the Fund's four share classes varies because of differing expenses.

It should be noted that this data reflects only two months of performance during a period of extreme market volatility around the globe. The Fund's initial investments were made as the market soared in December and then pulled back in January; however, our decision to invest as quickly as possible was made with a positive long-term forecast in mind.

As of January 31, the Fund's key holdings included America Online, the Walt Disney Company, Microsoft and Motorola. The international positions of the Fund also offer exposure to similar growth trends with current holdings in global leaders such as Sony (Japan, consumer electronics), Alcatel (France, telecommunications equipment) and Grupo Televisa (Mexican media). The Fund may invest up to 35 percent of its assets in foreign securities.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

LOOKING AHEAD

We are optimistic about the long-term investment merits of companies that market their products or services to Generation Y, believing that strong earnings prospects will translate into strong share-price performance. We remain mindful, however, that growth stocks (particularly technology issues) may be volatile in times of market turbulence. We will continue to seek out companies and sectors that we believe have strong management teams, competitive advantages and compelling stock valuations as we pursue the Fund's objective of long-term capital growth.

We appreciate your ongoing support of Morgan Stanley Dean Witter Next Generation Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited)

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
            COMMON STOCKS (93.5%)
            Apparel (0.5%)
  38,200    Nautica Enterprises, Inc.*....  $   339,025
                                            -----------

            Books/Magazines (3.1%)
 150,000    Class Editori SpA (Italy).....    2,212,512
                                            -----------

            Broadcasting (6.6%)
  23,000    Grupo Televisa S.A. (GDR)
             (Mexico)*....................    1,276,500
  16,100    Hispanic Broadcasting
             Corp.*.......................    1,673,394
  15,500    Univision Communications, Inc.
             (Class A)*...................    1,660,437
                                            -----------
                                              4,610,331
                                            -----------
            Catalog/Specialty Distribution (2.3%)
  15,200    Amazon.com, Inc.*.............      981,350
  40,000    eToys, Inc.*..................      582,500
                                            -----------
                                              1,563,850
                                            -----------
            Cellular Telephone (2.3%)
  15,200    Nextel Communications, Inc.
             (Class A)*...................    1,615,950
                                            -----------
            Clothing/Shoe/Accessory Stores (8.8%)
  55,300    Abercrombie & Fitch Co. (Class
             A)*..........................    1,182,037
  32,500    American Eagle Outfitters,
             Inc.*........................    1,180,156
  31,200    Gap, Inc. (The)...............    1,394,250
  80,100    Ross Stores, Inc. ............    1,016,269
  85,500    Too, Inc.*....................    1,416,094
                                            -----------
                                              6,188,806
                                            -----------
            Computer Software (1.7%)
  12,500    Microsoft Corp.*..............    1,222,656
                                            -----------
            Computer/Video Chains (2.0%)
  30,000    Best Buy Co., Inc.*...........    1,432,500
                                            -----------

            Consumer Electronics/Appliances (5.4%)
  65,000    Pioneer Corp. (Japan).........    1,754,794
   8,200    Sony Corp. (Japan)............    2,058,015
                                            -----------
                                              3,812,809
                                            -----------
            Consumer Sundries (2.2%)
  95,000    Luxottica Group SpA (ADR)
             (Italy)......................    1,525,937
                                            -----------

            Discount Chains (1.7%)
  21,300    Wal-Mart Stores, Inc. ........    1,166,175
                                            -----------

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------

            Diversified Electronic Products (5.3%)
   15,100   Siemens AG (Registered Shares)
             (Germany)....................  $ 2,064,613
  450,000   VTech Holdings Ltd. (Hong
             Kong)........................    1,674,271
                                            -----------
                                              3,738,884
                                            -----------
            Electronic Data Processing (10.2%)
   14,400   Apple Computer, Inc.*.........    1,493,100
  200,000   Bull SA (France)*.............    1,504,120
   41,000   Fujitsu Ltd. (Japan)..........    1,515,267
   20,100   Gateway, Inc.*................    1,229,869
   12,900   International Business
             Machines Corp. ..............    1,447,219
                                            -----------
                                              7,189,575
                                            -----------
            Internet Services (7.8%)
   20,100   America Online, Inc.*.........    1,144,444
   27,300   EarthLink Network, Inc.*......    1,167,075
   46,400   StarMedia Network, Inc.*......    1,484,800
    5,150   Yahoo! Inc.*..................    1,658,300
                                            -----------
                                              5,454,619
                                            -----------
            Major Pharmaceuticals (1.8%)
   15,050   Johnson & Johnson.............    1,295,241
                                            -----------

            Media Conglomerates (4.7%)
   51,100   Disney (Walt) Co. ............    1,855,569
   18,000   Time Warner Inc. .............    1,438,875
                                            -----------
                                              3,294,444
                                            -----------
            Movies/Entertainment (6.6%)
   45,000   Edel Music AG (Germany).......    1,572,048
   12,900   Electronic Arts Inc.*.........    1,054,575
   25,000   EM TV & Merchandising AG
             (Germany)....................    2,037,840
                                            -----------
                                              4,664,463
                                            -----------
            Newspapers (2.8%)
  156,000   Gruppo Editoriale L'Espresso
             (Italy)......................    1,980,082
                                            -----------

            Other Consumer Services (1.7%)
   43,000   MP3.com, Inc.*................    1,212,062
                                            -----------

            Other Telecommunications (4.0%)
2,100,000   City Telecom (HK) Ltd. (Hong
             Kong)........................    1,470,891
   34,000   Qwest Communications
             International, Inc.*.........    1,338,750
                                            -----------
                                              2,809,641
                                            -----------
            Package Goods/Cosmetics (2.0%)
   23,900   Colgate-Palmolive Co. ........    1,416,075
                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
            Recreational Products/Toys (1.3%)
 300,000    Acclaim Entertainment,
             Inc.*........................  $   937,500
                                            -----------

            Restaurants (1.5%)
  28,600    McDonald's Corp. .............    1,063,563
                                            -----------

            Shoe Manufacturing (3.0%)
  55,000    Madden (Steven), Ltd.*........      852,500
  27,600    Nike, Inc. (Class B)..........    1,255,800
                                            -----------
                                              2,108,300
                                            -----------
            Telecommunication Equipment (4.2%)
   7,300    Alcatel (France)..............    1,445,120
  10,900    Motorola, Inc. ...............    1,490,575
                                            -----------
                                              2,935,695
                                            -----------
            TOTAL COMMON STOCKS
            (Identified Cost
            $68,249,696)..................   65,790,695
                                            -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (6.4%)
            U.S. GOVERNMENT AGENCY
$  4,500    Federal Home Loan Mortgage
             Corp.
             5.75% due 02/01/00
             (Identified Cost
             $4,500,000)..................  $ 4,500,000
                                            -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                      VALUE
-------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $72,749,696) (b).. $99.9%     $70,290,695



OTHER ASSETS IN EXCESS
OF LIABILITIES.....................   0.1           55,956
                                      ----     -----------

NET ASSETS......................... 100.0%     $70,346,651
                                    ======     ===========


---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $5,132,889 and the aggregate gross unrealized depreciation is $7,591,890, resulting in net unrealized depreciation of $2,459,001.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $72,749,696)..............................  $70,290,695
Cash........................................................       91,004
Receivable for:
    Shares of beneficial interest sold......................      115,755
    Dividends...............................................       16,594
Deferred offering costs.....................................      122,541
Prepaid expenses and other assets...........................        6,967
                                                              -----------
    TOTAL ASSETS............................................   70,643,556
                                                              -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............      121,863
    Plan of distribution fee................................       60,577
    Investment management fee...............................       47,556
Accrued expenses and other payables.........................       26,079
Offering costs..............................................       40,830
                                                              -----------
    TOTAL LIABILITIES.......................................      296,905
                                                              -----------
    NET ASSETS..............................................  $70,346,651
                                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $73,450,106
Net unrealized depreciation.................................   (2,459,014)
Net investment loss.........................................     (134,574)
Net realized loss...........................................     (509,867)
                                                              -----------
    NET ASSETS..............................................  $70,346,651
                                                              ===========
CLASS A SHARES:
Net Assets..................................................   $3,991,826
Shares Outstanding (unlimited authorized, $.01 par value)...      416,294
    NET ASSET VALUE PER SHARE...............................        $9.59
                                                              ===========
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........       $10.12
                                                              ===========
CLASS B SHARES:
Net Assets..................................................  $57,263,673
Shares Outstanding (unlimited authorized, $.01 par value)...    5,975,773
    NET ASSET VALUE PER SHARE...............................        $9.58
                                                              ===========
CLASS C SHARES:
Net Assets..................................................   $9,067,114
Shares Outstanding (unlimited authorized, $.01 par value)...      946,198
    NET ASSET VALUE PER SHARE...............................        $9.58
                                                              ===========
CLASS D SHARES:
Net Assets..................................................      $24,038
Shares Outstanding (unlimited authorized, $.01 par value)...        2,506
    NET ASSET VALUE PER SHARE...............................        $9.59
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

STATEMENT OF OPERATIONS
For the period November 26, 1999* through January 31, 2000
 (unaudited)
NET INVESTMENT LOSS:
INCOME
Interest....................................................  $   239,461
Dividends (net of $60 foreign withholding tax)..............       22,328
                                                              -----------

    TOTAL INCOME............................................      261,789
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        2,046
Plan of distribution fee (Class B shares)...................      109,890
Plan of distribution fee (Class C shares)...................       18,784
Investment management fee...................................      102,678
Offering costs..............................................       27,459
Transfer agent fees and expenses............................       17,603
Professional fees...........................................       14,261
Registration fees...........................................        5,505
Shareholder reports and notices.............................        3,768
Trustees' fees and expenses.................................        2,341
Other.......................................................        2,020
                                                              -----------

    TOTAL EXPENSES..........................................      306,355
                                                              -----------

    NET INVESTMENT LOSS.....................................      (44,566)
                                                              -----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................     (509,867)
Net unrealized depreciation.................................   (2,459,014)
                                                              -----------

    NET DECREASE............................................  $(2,968,881)
                                                              ===========

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE PERIOD
                                                              NOVEMBER 26, 1999*
                                                                 THROUGH
                                                              JANUARY 31, 2000
--------------------------------------------------------------------------------
                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................     $   (44,566)
Net realized loss...........................................        (509,867)
Net unrealized depreciation.................................      (2,459,014)
                                                                 -----------

    NET DECREASE............................................      (3,013,447)
                                                                 -----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................          (8,507)
Class B shares..............................................         (69,265)
Class C shares..............................................         (12,183)
Class D shares..............................................             (53)
                                                                 -----------

    TOTAL DIVIDENDS.........................................         (90,008)
                                                                 -----------

Net increase from transactions in shares of beneficial
 interest...................................................      73,350,106
                                                                 -----------

    NET INCREASE............................................      70,246,651

NET ASSETS:
Beginning of period.........................................         100,000
                                                                 -----------
    END OF PERIOD
    (Including a net investment loss of $134,574)...........     $70,346,651
                                                                 ===========

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Next Generation Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing at least 65% of its total assets in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $150,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,245,329 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

The Distributor has informed the Fund that for the period ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $31,094 and $15,042, respectively and received $11,644 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2000 aggregated $69,806,583, and $1,047,023, respectively.

At January 31, 2000, the Fund's payable for investments purchased included unsettled trades with DWR of $269,438. For the period ended January 31, 2000, the Fund incurred brokerage commissions with DWR of $8,810, for portfolio transactions executed on behalf of the Fund.

For the period ended January 31, 2000, the Fund incurred brokerage commissions of $2,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,300.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2000, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                       FOR THE PERIOD
                                                                     NOVEMBER 26, 1999*
                                                                           THROUGH
                                                                      JANUARY 31, 2000
                                                                   -----------------------
                                                                         (unaudited)
                                                                    SHARES       AMOUNT
                                                                   ---------   -----------
CLASS A
Sold........................................................         483,166   $ 4,837,293
Reinvestment of dividends...................................             766         7,781
Redeemed....................................................         (70,138)     (705,706)
                                                                   ---------   -----------
Net increase - Class A......................................         413,794     4,139,368
                                                                   ---------   -----------
CLASS B
Sold........................................................       6,318,309    63,256,830
Reinvestment of dividends...................................           6,383        64,799
Redeemed....................................................        (351,419)   (3,537,415)
                                                                   ---------   -----------
Net increase - Class B......................................       5,973,273    59,784,214
                                                                   ---------   -----------
CLASS C
Sold........................................................       1,165,926    11,669,535
Reinvestment of dividends...................................           1,087        11,040
Redeemed....................................................        (223,315)   (2,254,114)
                                                                   ---------   -----------
Net increase - Class C......................................         943,698     9,426,461
                                                                   ---------   -----------
CLASS D
Sold........................................................               1            10
Reinvestment of dividends...................................               5            53
                                                                   ---------   -----------
Net increase - Class D......................................               6            63
                                                                   ---------   -----------
Net increase in Fund........................................       7,330,771   $73,350,106
                                                                   =========   ===========

---------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                         FOR THE PERIOD NOVEMBER 26, 1999*
                                                                             THROUGH JANUARY 31, 2000
                                                              -------------------------------------------------------
                                                              CLASS A         CLASS B         CLASS C         CLASS D
                                                              SHARES          SHARES          SHARES          SHARES
---------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA++:
Net asset value, beginning of period........................  $10.00           $10.00         $10.00          $10.00
                                                              ------           ------         ------          ------
Income (loss) from investment operations:
 Net investment income (loss)...............................    0.01            (0.01)         (0.01)           0.01
 Net realized and unrealized loss...........................   (0.40)           (0.40)         (0.40)          (0.40)
                                                              ------           ------         ------          ------
Total loss from investment operations.......................   (0.39)           (0.41)         (0.41)          (0.39)
                                                              ------           ------         ------          ------
Less dividends from net investment income:..................   (0.02)           (0.01)         (0.01)          (0.02)
                                                              ------           ------         ------          ------
Net asset value, end of period..............................  $ 9.59           $ 9.58         $ 9.58          $ 9.59
                                                              ======           ======         ======          ======
TOTAL RETURN+(1)............................................   (3.92)%          (4.09)%        (4.09)%         (3.90)%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................    1.53%            2.28%          2.28%           1.28%
Net investment income (loss)................................    0.38%           (0.37)%        (0.37)%          0.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $3,992          $57,264         $9,067             $24
Portfolio turnover rate (1).................................       2%               2%             2%              2%

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

David Dineen
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
NEXT GENERATION
TRUST

[GRAPHIC]

Semiannual Report
January 31, 2000